Shareholders' Equity - Preferred Stock (Details) - $ / shares	Mar. 31, 2022	Dec. 31, 2021
Stockholders' Equity
Preferred shares, shares authorized	1,000,000	1,000,000
Preferred shares, par value	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0